Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Major Components of Income Tax Expense
The major components of income tax were as follows:

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$5,207,309	$5,002,954	$6,807,882	$242,446
Income tax on unappropriated earnings	(1,022,560)	19,115	680,649	24,240
Changes in estimate for prior years	(103,822)	(352,579)	(472,512)	(16,827)
	4,080,927	4,669,490	7,016,019	249,859
(Continued)
	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
In respect of the current year	$(227,327)	$563,512	$212,338	$7,562
Effect of tax rate changes	657,346	54,072	-	-
Changes in estimate for prior years	5,696	(213,758)	(103,021)	(3,669)
Effect of foreign currency exchange differences	(3,273)	(62,070)	(8,438)	(301)
	432,442	341,756	100,879	3,592

Income tax expense recognized in profit or loss	$4,513,369	$5,011,246	$7,116,898	$253,451
(Concluded)

Summary of Reconciliation of Income Tax Expense
A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$31,937,678	$23,279,811	$35,768,798	$1,273,817

Income tax expense calculated at the statutory rates	$13,540,599	$11,802,811	$16,907,904	$602,133
Nontaxable expense in determining taxable income	353,019	459,133	316,619	11,276
Tax-exempt income	(2,515,453)	(495,883)	(387,212)	(13,790)
Additional income tax on unappropriated earnings	(1,022,560)	19,115	680,649	24,240
Loss carry-forward and income tax credits currently used	(971,124)	(898,198)	(1,191,387)	(42,428)
Remeasurement of deferred income tax assets, net	(4,776,271)	(5,588,335)	(8,650,569)	(308,069)
Changes in estimate for prior periods	(103,822)	(352,579)	(472,512)	(16,827)
Unrecognized deductible temporary differences	-	-	(138,890)	(4,946)
Withholding tax	8,981	65,182	52,296	1,862

Income tax expense recognized in profit or loss	$4,513,369	$5,011,246	$7,116,898	$253,451

Summary of Income Tax Recognized Directly in Equity
b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$(1,099)	$1,404	$(1,159)	$(41)

Summary of Income Tax Recognized in Other Comprehensive Income
c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$55,346	$74,308	$114,559	$4,080
Unrealized loss on equity instruments at fair value through other comprehensive income	-	(78,124)	(237,460)	(8,457)
Effect of tax rate changes	70,755	-	-	-

Income tax recognized in other comprehensive income	$126,101	$(3,816)	$(122,901)	$(4,377)

Summary of Current Tax Assets and Liabilities
d.	Current tax assets and liabilities

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$90,569	$303,265	$10,800
Prepaid income tax	462,523	399,555	14,229

	$553,092	$702,820	$25,029

Current tax liabilities
Income tax payable	$4,858,578	$6,514,502	$231,998

Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities
The movements of deferred tax assets and deferred tax liabilities were as follows:

For the year ended December 31, 2018

	Balance at January 1	Adjustment on initial Application of IFRS 15	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(3,879,066)	$-	$(600,229)	$-	$-	$(21,146)	$(45,873)	$(4,546,314)
Defined benefit obligation	780,240	-	(131,687)	126,101	-	27,884	262,286	1,064,824
FVTPL financial instruments	(104,903)	-	284,659	-	-	(137)	27,402	207,021
Others	1,028,409	(97,358)	(26,147)	-	(1,099)	74,327	294,540	1,272,672
	(2,175,320)	(97,358)	(473,404)	126,101	(1,099)	80,928	538,355	(2,001,797)
Loss carry-forward	681,441	-	(50,059)	-	-	28,293	12,600	672,275
Investment credits	534,213	-	91,021	-	-	5,932	-	631,166

	$(959,666)	$(97,358)	$(432,442)	$126,101	$(1,099)	$115,153	$550,955	$(698,356)

For the year ended December 31, 2019

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(4,546,314)	$(80,593)	$-	$-	$(17,949)	$(16,917)	$(4,661,773)
Defined benefit obligation	1,064,824	(57,746)	74,308	-	(2,803)	-	1,078,583
FVTPL financial instruments	207,021	43,285	-	-	9	-	250,315
Others	1,272,672	6,148	(78,124)	1,404	(21,763)	8,184	1,188,521
	(2,001,797)	(88,906)	(3,816)	1,404	(42,506)	(8,733)	(2,144,354)
Loss carry-forward	672,275	(166,128)	-	-	(12,203)	48,837	542,781
Investment credits	631,166	(86,722)	-	-	(7,404)	-	537,040

	$(698,356)	$(341,756)	$(3,816)	$1,404	$(62,113)	$40,104	$(1,064,533)

For the year ended December 31, 2020

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(4,661,773)	$(422,833)	$-	$-	$43,364	$21,875	$(13,982)	$(5,033,349)
Defined benefit obligation	1,078,583	(36,633)	114,559	-	1,005	212,941	-	1,370,455
FVTPL financial instruments	250,315	(135,103)	-	-	(74)	2,085	(11,281)	105,942
Others	1,188,521	624,442	(237,460)	(1,159)	(42,771)	114,036	(119,564)	1,526,045
	(2,144,354)	29,873	(122,901)	(1,159)	1,524	350,937	(144,827)	(2,030,907)
Loss carry-forward	542,781	(44,651)	-	-	(915)	183,045	(152,594)	527,666
Investment credits	537,040	(86,100)	-	-	(21,559)	-	-	429,381

	$(1,064,533)	$(100,878)	$(122,901)	$(1,159)	$(20,950)	$533,982	$(297,421)	$(1,073,860)

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Disposal of Subsidiaries	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(166,018)	$(15,058)	$-	$-	$1,544	$779	$(498)	$(179,251)
Defined benefit obligation	38,411	(1,305)	4,080	-	36	7,583	-	48,805
FVTPL financial instruments	8,914	(4,811)	-	-	(3)	74	(402)	3,772
Others	42,328	22,238	(8,457)	(41)	(1,523)	4,061	(4,258)	54,348
	(76,365)	1,064	(4,377)	(41)	54	12,497	(5,158)	(72,326)
Loss carry-forward	19,330	(1,590)	-	-	(33)	6,519	(5,434)	18,792
Investment credits	19,125	(3,066)	-	-	(768)	-	-	15,291

	$(37,910)	$(3,592)	$(4,377)	$(41)	$(747)	$19,016	$(10,592)	$(38,243)

Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$966,783	$1,497,056	$53,314
Investment credits	51,217	49,611	1,767
Deductible temporary differences	446,754	377,242	13,434

	$1,464,754	$1,923,909	$68,515

Summary of Unused Loss Carry-forward
As of December 31, 2020, the unused loss carry-forward comprised of:

Expiry Year	NT$	US$
		(Note 4)

2021	$79,849	$2,844
2022	140,029	4,987
2023	192,607	6,859
2024	172,337	6,137
2025 and thereafter	1,439,900	51,279

	$2,024,722	$72,106

Summary of Unused Investment Credits

As of December 31, 2020, unused investment credits comprised of:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$
		(Note 4)

Purchase of machinery and equipment	$405,188	$14,430	2027
Others	73,804	2,628	2026 and thereafter

	$478,992	$17,058

Summary of Projects were Exempted From Income Tax

As of December 31, 2020, profits attributable to the following expansion projects were exempted from income tax for a 5-year pe
r
io
d
:

Tax-exemption Period

Construction and expansion of ASE Test Inc. in 2009	2018.01-2022.12